UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Managing Director
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     08/03/2005
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           70
                                         -----------
Form 13F Information Table Value Total:     $230,644
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M COMPANY                     COM              88579Y101     6379   88229 SH       Sole             13195      0  75034
ABBOTT LABORATORIES            COM              002824100      210    4292 SH       Sole                 0      0   4292
ALTRIA GROUP INC               COM              02209s103     1681   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      671   12601 SH       Sole                 0      0  12601
AMERICAN INTERNATIONAL GROUP I COM              026874107      816   14044 SH       Sole                 0      0  14044
ARMOR HOLDINGS INC             COM              042260109     6499  164077 SH       Sole             26702      0 137375
BANK OF AMERICA CORP           COM              060505104     6463  141700 SH       Sole             23575      0 118125
BRISTOL MYERS SQUIBB CO        COM              110122108     1062   42521 SH       Sole                 0      0  42521
CHEVRON CORPORATION            COM              166764100     6514  116483 SH       Sole             17400      0  99083
CISCO SYSTEMS INC              COM              17275R102     2428  127263 SH       Sole              1263      0 126000
CITIGROUP INC                  COM              172967101     6730  145580 SH       Sole             19796      0 125784
CLARUS CORP DEL                COM              182707109      311   39150 SH       Sole                 0      0  39150
COCA COLA CO                   COM              191216100     6740  161445 SH       Sole             26525      0 134920
COMCAST CORPORATION NEW SPL CL COM              20030N200     6586  219905 SH       Sole             37050      0 182855
DEERE & CO COM                 COM              244199105      551    8418 SH       Sole                 0      0   8418
DELL INC                       COM              24702R101     6717  170225 SH       Sole             32100      0 138125
DOW CHEMICAL CO                COM              260543103      297    6678 SH       Sole                 0      0   6678
E I DU PONT DE NEMOURS & CO    COM              263534109      258    5999 SH       Sole              3000      0   2999
EMERSON ELECTRIC CO            COM              291011104      415    6626 SH       Sole                 0      0   6626
EQUITABLE RES INC COM          COM              294549100      330    4850 SH       Sole                 0      0   4850
EXXON MOBIL CORP               COM              30231G102    14410  250746 SH       Sole             27700      0 223046
FEDEX CORP COM                 COM              31428X106      253    3125 SH       Sole              2625      0    500
GENERAL ELECTRIC CO            COM              369604103    12456  359475 SH       Sole             43050      0 316425
GENERAL MILLS INC              COM              370334104      449    9600 SH       Sole                 0      0   9600
GETTY IMAGES INC               COM              374276103      223    3000 SH       Sole              3000      0      0
GILLETTE CO                    COM              375766102     8580  169471 SH       Sole             28300      0 141171
GOLDMAN SACHS GROUP INC        COM              38141G104     5716   56030 SH       Sole              9000      0  47030
HARTFORD FINANCIAL SERVICES GR COM              416515104      193    2581 SH       Sole                 0      0   2581
HOME DEPOT INC                 COM              437076102     6481  166596 SH       Sole             23049      0 143547
HONEYWELL INTL INC             COM              438516106     6538  178497 SH       Sole             30650      0 147847
INTEL CORP                     COM              458140100     8056  309616 SH       Sole             52850      0 256766
INTERNATIONAL BUSINESS MACHINE COM              459200101     1029   13872 SH       Sole                 0      0  13872
ITT INDUSTRIES INC             COM              450911102      163    1668 SH       Sole                 0      0   1668
JOHNSON & JOHNSON              COM              478160104     8056  123936 SH       Sole             18725      0 105211
JPMORGAN CHASE & CO FORMERLY J COM              46625H100     5760  163072 SH       Sole             25150      0 137922
MCCORMICK & CO INC NON-VOTING  COM              579780206     3485  106625 SH       Sole             22150      0  84475
MCDONALDS CORP                 COM              580135101      735   26500 SH       Sole                 0      0  26500
MCGRAW HILL COMPANIES INC      COM              580645109      204    4600 SH       Sole                 0      0   4600
MEDTRONIC INC                  COM              585055106     6543  126342 SH       Sole             20475      0 105867
MERCK & CO INC                 COM              589331107     6653  216007 SH       Sole             22000      0 194007
MICROSOFT CORP                 COM              594918104     9377  377506 SH       Sole             49800      0 327706
NORTHERN TRUST CORP            COM              665859104     3353   73550 SH       Sole             11300      0  62250
PEPSICO INC                    COM              713448108      874   16200 SH       Sole                 0      0  16200
PFIZER INC                     COM              717081103     8467  307002 SH       Sole             42800      0 264202
PIMCO CALIF MUN INC II COM     COM                             200   13336 SH       Sole                 0      0  13336
PROCTER & GAMBLE CO            COM              742718109      749   14200 SH       Sole                 0      0  14200
SCHERING PLOUGH CORP COM       COM              806605101      345   18080 SH       Sole                 0      0  18080
SCHLUMBERGER LTD               COM              806857108     1416   18650 SH       Sole                 0      0  18650
SEALED AIR CORP NEW COM        COM              81211K100      637   12800 SH       Sole                 0      0  12800
SYSCO CORP                     COM              871829107      326    9000 SH       Sole                 0      0   9000
TEXAS INSTRUMENTS INC          COM              882508104      223    7950 SH       Sole              4150      0   3800
UNITED TECHNOLOGIES CORP       COM              913017109     6792  132264 SH       Sole             19120      0 113144
UNIVISION COMMUNICATIONS INC C COM              914906102     4408  160012 SH       Sole             29798      0 130214
WAL-MART STORES INC            COM              931142103     1023   21234 SH       Sole              2000      0  19234
WALT DISNEY CO HOLDING CO      COM              254687106     7497  297741 SH       Sole             43075      0 254666
WEYERHAEUSER CO COM            COM              962166104      996   15650 SH       Sole                 0      0  15650
WYETH COM                      COM              983024100      579   13000 SH       Sole                 0      0  13000
BP P L C SPONSORED ADR (FRM BP                  055622104      876   14045 SH       Sole                 0      0  14045
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      301    6200 SH       Sole                 0      0   6200
ROYAL DUTCH PETROLEUM CO NY RE                  780257804      537    8272 SH       Sole                 0      0   8272
ISHARES INC MSCI JAPAN INDEX F                  464286848     3947  389295 SH       Sole             60085      0 329210
ISHARES TR DJ US TECH SEC                       464287721      320    7000 SH       Sole              7000      0   7000
DIAMONDS TRUST-UNIT SERIES 1                    252787106      948    9226 SH       Sole               359      0   8866
ISHARES NASDAQ BIOTECHNOLOGY                    464287556      923   13600 SH       Sole              5000      0  13600
NASDAQ 100 SHARES UNIT SER 1                    631100104     6025  163800 SH       Sole             34350      0 138450
OIL SERVICE HOLDRS                              678002106     5269   51705 SH       Sole              8200      0  43505
SECTOR SPDR TRUST SHS BEN INT                   81369Y506      330    7418 SH       Sole               272      0   7145
SECTOR SPDR TRUST SHS BEN INT                   81369Y605      515   17468 SH       Sole              5505      0  16962
SELECT SECTOR SPDR FUND SHS BE                  81369Y209      714   23009 SH       Sole             11483      0  22526
STANDARD & POORS DEPOSITARY RE                  78462F103     5033   42230 SH       Sole              1609      0  40621